Notes on the Consolidated Balance Sheets (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Consolidated Balance Sheet [Abstract]
Schedule of reconciliation of intangible assets
The following table shows the reconciliation of intangible assets for the six months ended June 30, 2019:

in € thousands	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs
January 1, 2019	3,421	347	5,210	24	5,854	3,691	24,128	42,675
Acquired	—	—	—	—	—	—	—	—
Additions	816	—	—	—	—	1,529	—	2,345
Disposals	—	—	—	—	—	—	—	—
Reclassification	3,517	—	—	—	—	(3,517)	—	—
Currency translation	11	—	15	(1)	9	—	126	160
June 30, 2019	7,765	347	5,225	23	5,863	1,703	24,254	45,180
Accumulated amortization and impairment
January 1, 2019	1,200	138	316	1	4,681	—	3,324	9,660
Additions	709	24	70	4	319	—	—	1,126
Impairment	—	—	—	—	—	—	—	—
Disposals	—	—	—	—	—	—	—	—
Reclassification	—	—	—	—	—	—	—	—
June 30, 2019	1,909	162	386	5	5,000	—	3,324	10,786
Remaining carrying amount
January 1, 2019	2,221	209	4,894	23	1,173	3,691	20,804	33,015
June 30, 2019	5,856	185	4,839	18	863	1,703	20,930	34,394

Schedule of reconciliation of property and equipment
The following table shows the reconciliation of property, plant, and equipment for the six months ended June 30, 2019:

in € thousands	Leasehold improvement	Other and office equipment	Property, plant and equipment under construction	Right-of-use assets	Total
Purchase costs
January 1, 2019	304	2,852	4	1,263	4,423
Acquired	—	—	—	—	—
Additions	—	52	—	—	52
Disposals	—	(3)	—	—	(3)
Reclassification	—	4	(4)	—	—
Currency translation	—	2	—	—	2
June 30, 2019	304	2,907	—	1,263	4,474
Accumulated depreciation and impairment
January 1, 2019	177	968	—	—	1,145
Additions	29	266	—	232	527
Impairment	—	—	—	—	—
Disposals	—	(2)	—	—	(2)
Reclassification	—	—	—	—	—
June 30, 2019	206	1,232	—	232	1,670
Remaining carrying amount
January 1, 2019	127	1,884	4	1,263	3,278
June 30, 2019	98	1,675	—	1,031	2,804

Schedule of provisions

in € thousands	Other provisions	Total
January 1, 2019	321	321
- thereof non-current	16	16
- thereof current	305	305
Utilization	(23)	(23)
Addition	236	236
Reclassifications	—	—
Currency translation	—	—
June 30, 2019	534	534
- thereof non-current	16	16
- thereof current	518	518

Schedule of contract liabilities

in € thousands	June 30, 2019	December 31, 2018
Non-current	4	5
Current	15,529	16,604
Total contract liabilities	15,533	16,609